COMMITMENTS (Details)			1 Months Ended	6 Months Ended	10 Months Ended
	Jan. 21, 2026 USD ($) $ / shares shares	Sep. 05, 2025 USD ($) $ / shares shares	Jan. 31, 2026 $ / shares shares	Jun. 30, 2026 USD ($) item shares	Dec. 31, 2025 USD ($) item shares
Private Investment in Public Equity Financing
COMMITMENTS
Number of units issued			10,556,367
Price per unit issued | $ / shares			$ 10.2
Number of shares in a unit			1
Number of warrants in a unit			1
Exercise price | $ / shares			$ 12
Spring Valley Acquisition III
COMMITMENTS
Maximum number of demands security holders entitled | item				3	3
Cash underwriting fee | $		$ 4,600,000
Deferred underwriting fee per unit | $ / shares		$ 0.4
Deferred Underwriting Fee | $		$ 9,200,000			$ 9,200,000
Subscription agreement | $				$ 21,975,641
Spring Valley Acquisition III | Sponsor
COMMITMENTS
Exercise price per share | $ / shares	$ 0.9
Spring Valley Acquisition III | Founder shares | Sponsor
COMMITMENTS
Percentage of equity interest forfeited	15.00%
Sponsor earnout shares	1,000,000
Transferred founder shares	1,250,000
Shares lock up period	6 months
Spring Valley Acquisition III | Working Capital Loan | Sponsor
COMMITMENTS
Convertible working capital loans | $	$ 1,500,000
Spring Valley Acquisition III | Common Class B | Founder shares
COMMITMENTS
Number of shares forfeited	1,000,000
Spring Valley Acquisition III | Underwriters over-allotment option
COMMITMENTS
Over allotment period				45 days	45 days
Maximum number of additional units offered for purchase				3,000,000	3,000,000
Number of units issued		3,000,000
Spring Valley Acquisition III | Private Investment in Public Equity Financing
COMMITMENTS
Number of units issued	10,556,367
Price per unit issued | $ / shares	$ 10.2
Number of shares in a unit	1
Number of warrants in a unit	1
Exercise price | $ / shares	$ 12
Spring Valley Acquisition III | Private Placement Warrants | Underwriters over-allotment option
COMMITMENTS
Percentage of equity interest forfeited	15.00%
Number of warrants forfeited	383,333